Debt - Summary of Debt Disclosure (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Debt	$ 186	$ 93
Current portion of debt	38	0
Long-term debt	148	93
Note payable for land [Member]
Debt Instrument [Line Items]
Debt	0	93
Vehicle notes payable [Member]
Debt Instrument [Line Items]
Debt	$ 186	$ 0